Capital and Capital Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Capital and Capital Reserves [Abstract]
Schedule of capital and capital reserves
		Registered and paid up
	Authorized	December 31
	December 31 2017 and 2018	2017	2018
	Number of shares

Ordinary shares of NIS 0.01 par value each	501,000,000	19,203,186	28,003,186